SCHEDULE OF WARRANTS VALUATION ASSUMPTIONS (Details)	Jun. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	May 23, 2022 $ / shares	Jan. 24, 2022 $ / shares
Business Combination [Line Items]
Exercise price	$ 6.00	$ 6.00	$ 6.00	$ 6.00	$ 6.00	$ 6.00
Share price	$ 2.98	$ 2.78	$ 2.71	$ 4.66	$ 14.94	$ 3.64
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Expected term from grant date (in years)					5 years	5 years
Measurement Input, Expected Term [Member] | Initial Warrant [Member]
Business Combination [Line Items]
Expected term from grant date (in years)	1 year 7 months 2 days	2 years 1 month 2 days	3 years 1 month 6 days	4 years 1 month 6 days
Measurement Input, Expected Term [Member] | Second Warrant [Member]
Business Combination [Line Items]
Expected term from grant date (in years)	1 year 11 months 1 day	2 years 5 months 8 days	3 years 4 months 24 days	4 years 6 months
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Warrants valuation assumptions			82.40	96.03	95.90	96.32
Measurement Input, Price Volatility [Member] | Initial Warrant [Member]
Business Combination [Line Items]
Warrants valuation assumptions	128.73	107.66
Measurement Input, Price Volatility [Member] | Second Warrant [Member]
Business Combination [Line Items]
Warrants valuation assumptions	120.86	111.22
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Warrants valuation assumptions	3.72	4.25	4.01	3.99	2.88	1.53
Measurement Input, Expected Dividend Rate [Member]
Business Combination [Line Items]
Warrants valuation assumptions